Document and Entity Information	0 Months Ended
May 20, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 20, 2014
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	May 20, 2014
Document Effective Date	May 21, 2014
Prospectus Date	May 21, 2014
Welton Global Trend Fund | Welton Global Trend Fund - Class I Shares
Risk/Return:
Trading Symbol	WGTIX